Derivative Financial Instruments - Carrying Amount and Cumulative Basis Adjustments for Hedge Accounting (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Hedged Items Currently Designated
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Amount of Assets	$ 9,766,000,000	$ 10,391,000,000
Cumulative Hedge Accounting Basis Adjustments	(65,000,000)	11,000,000
Hedged Items Currently Designated | Investment securities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Amount of Assets	458,000,000	763,000,000
Hedged Items Currently Designated | Long-term debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Amount of Assets	8,270,000,000	8,465,000,000
Cumulative Hedge Accounting Basis Adjustments	(137,000,000)	(95,000,000)
Hedged Items Currently Designated | Investment securities available-for-sale
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Amount of Assets	1,496,000,000	1,926,000,000
Cumulative Hedge Accounting Basis Adjustments	72,000,000	106,000,000
Hedged Items Currently Designated | Deposits
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Amount of Assets	0	13,200,000,000
Hedged Items No Longer Designated
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Amount of Assets	1,247,000,000	2,294,000,000
Cumulative Hedge Accounting Basis Adjustments	(19,000,000)	9,000,000
Hedged Items No Longer Designated | Long-term debt
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Amount of Assets	1,197,000,000	1,400,000,000
Cumulative Hedge Accounting Basis Adjustments	(20,000,000)	8,000,000
Hedged Items No Longer Designated | Investment securities available-for-sale
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Amount of Assets	50,000,000	894,000,000
Cumulative Hedge Accounting Basis Adjustments	$ 1,000,000	$ 1,000,000